4. STOCKHOLDER’S DEFICIT (Details 2) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Warrants	$ 4,349,762
Warrants 1
Warrants	$ 24
Exercise Price | $ / shares	$ 8,368.00
Expiration Date	23-May-18
Warrants 2
Warrants	$ 7,542
Exercise Price | $ / shares	$ 75.00
Expiration Date	14-Jun-21
Warrants 3
Warrants	$ 3
Exercise Price | $ / shares	$ 40,000.00
Expiration Date	23-Apr-19
Warrants 4
Warrants	$ 8
Exercise Price | $ / shares	$ 36,000.00
Expiration Date	22-May-19
Warrants 5
Warrants	$ 3
Exercise Price | $ / shares	$ 30,400.00
Expiration Date	10-Sep-19
Warrants 6
Warrants	$ 5
Exercise Price | $ / shares	$ 36,864.80
Expiration Date	27-Sep-19
Warrants 7
Warrants	$ 10
Exercise Price | $ / shares	$ 22,504.00
Expiration Date	2-Dec-19
Warrants 8
Warrants	$ 105
Exercise Price | $ / shares	$ 7,200.00
Expiration Date	2-Dec-20
Warrant 9
Warrants	$ 105
Exercise Price | $ / shares	$ 8,800.00
Expiration Date	2-Dec-20
Warrant 10
Warrants	$ 25
Exercise Price | $ / shares	$ 20,400.00
Expiration Date	30-Mar-18
Warrant 11
Warrants	$ 22
Exercise Price | $ / shares	$ 9,504.00
Expiration Date	29-Jun-20
Warrants 12
Warrants	$ 659
Exercise Price | $ / shares	$ 640.00
Expiration Date	29-Jun-20
Warrants 13
Warrants	$ 343
Exercise Price | $ / shares	$ 640.00
Expiration Date	4-Sep-20
Warrants 14
Warrants	$ 363
Exercise Price | $ / shares	$ 640.00
Expiration Date	21-Sep-20
Warrants 15
Warrants	$ 7
Exercise Price | $ / shares	$ 9,504.00
Expiration Date	4-Sep-20
Warrants 16
Warrants	$ 198
Exercise Price | $ / shares	$ 640.00
Expiration Date	23-Oct-20
Warrants 17
Warrants	$ 7
Exercise Price | $ / shares	$ 9,504.00
Expiration Date	23-Oct-20
Warrants 18
Warrants	$ 4,120,977
Exercise Price | $ / shares	$ .3488
Expiration Date	14-Jun-21
Warrants 19
Warrants	$ 197,807
Exercise Price | $ / shares	$ .3488
Expiration Date	21-Feb-21
Warrants 20
Warrants	$ 21,549
Exercise Price | $ / shares	$ 13.92
Expiration Date	6-Jun-21